111 Huntington Avenue, Boston, Massachusetts  02199
617-954-5000

                                              May 3, 2013

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Massachusetts Investors Trust (the “Trust”) (File Nos. 2-11401 and 811-203)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 100 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on April 29, 2013.

Please call the undersigned at (617) 954-4340 or Jessica McCormick at (617) 954-6149 with any questions you may have.

                                              Very truly yours,

                                              THOMAS H. CONNORS
                                              Thomas H. Connors
                                              Vice President & Senior Counsel

THC/bjn